Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Borrowings [Abstract]
Schedule of borrowings
	March 31, 2023	December 31, 2022
Blue Torch finance, net of debt amortization expenses	87,295,194	86,758,378
BPI France	689,598	839,473
BNP Paribas	705,697	748,797
Working capital loan	1,183,335	—
Promissory note	1,373,380	—
	91,247,204	88,346,648

	As of December 31,
	2022	2021
Harbert loan, net of debt amortization expenses	—	15,479,975
Blue Torch finance, net of debt amortization expenses	86,758,378	—
BPI France	839,473	1,147,826
CIN Phases	—	932,194
BNP Paribas	748,797	910,160
	88,346,648	18,470,155

Schedule of estimated fair value of working capital loan borrowings
March 31, 2023
Discount rate	14.85%
Contractual term (years)	0.25
Note Principal	1,225,000

Schedule of aggregate maturities of long-term borrowings
Annual Maturities
2023 (April to December)	5,060,524
2024	537,633
2025	387,004
2026	102,060,364
Total: aggregate maturities of long-term borrowings	108,045,525
Less: carrying value of unamortized borrowings financing costs	(16,798,321)
Net maturities of long-term borrowings	91,247,204
Less: current portion of long-term borrowings	(5,196,952)
Long-term borrowings	86,050,252

Annual Maturities
2023	2,783,060
2024	539,954
2025	380,966
2026	100,129,028
Total: aggregate maturities of long-term borrowings	103,833,008
Less: carrying value of unamortized borrowings financing costs	(15,486,360)
Net maturities of long-term borrowings	88,346,648
Less: current portion of long-term borrowings	(2,783,060)
Long-term borrowings	85,563,558